Accrued and Other Liabilities	12 Months Ended
Dec. 31, 2011
Accrued and Other Liabilities [Abstract]
Accrued Expenses and Other Liabilities Disclosure [Text Block]

6. Accrued and Other Liabilities

At December 31, 2011 and 2010, accrued and other liabilities included amounts due to noncontrolling interest holders, for their share of profits, which will be distributed within the next twelve months of $4,049 and $8,577, respectively.

Changes in noncontrolling interest amounts included in accrued and other liabilities for the three years ended December 31, 2011 were as follows:

Noncontrolling Interests
Balance, December 31, 2008	$4,856
Income attributable to noncontrolling interests	5,566
Distributions made	(7,784)
Other(1)	1,420
Balance, December 31, 2009	$4,058
Income attributable to noncontrolling interests	10,378
Distributions made	(7,685)
Other(2)	1,826
Balance, December 31, 2010	$8,577
Income attributable to noncontrolling interests	8,387
Distributions made	(12,264)
Other(3)	(651)
Balance, December 31, 2011	$4,049

(1)	Other consists primarily of an adjustment of stock based compensation charges to additional paid-in capital relating to obligations assumed by the non-controlling shareholders and cumulative translation adjustments.

(2)	Other consists primarily of an adjustment to record distributions to be made as a result of an acquired company and cumulative translation adjustments and discontinued operations.

(3)	Other consists primarily of cumulative translation adjustments and discontinued operations.